SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short term investments	€ 0
Accounts Receivable, Allowance for Credit Loss, Writeoff	0	€ 827
Gain (loss) derivatives	0
Warranty expense	110	266	€ 131
Advertising Expense	490	291	€ 739
Operating lease, right of use	€ 1,555	€ 1,895
Minimum
Warranty term	one year
Maximum
Warranty term	two years
Maximum | Sale and leaseback
Useful life	7 years